UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100	Fairway, KS	66205
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 03/31/2018

Date of reporting period: 09/30/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Della Parola Risk Optimized Equity Fund, a series of the M3Sixty Funds Trust, for the period ended September 30, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

  Della Parola Risk Optimized Equity Fund

Class A Shares (Ticker Symbol: ROERX)

Institutional Class Shares (Ticker Symbol: ROEIX)

Series of the

M3Sixty Funds Trust

SEMI-ANNUAL REPORT

September 30, 2017

Investment Adviser:

Della Parola Capital Management, LLC

215 West Oak Drive

Fort Collins, CO 80521

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT

Portfolio Update

September 30, 2017 (Unaudited)

Performance (as of September 30, 2017)	Since Inception (a)
Della Parola Risk Optimized Equity Fund Class A shares with sales charge	1.30%
Della Parola Risk Optimized Equity Fund Class A shares without sales charge	3.90%
Della Parola Risk Optimized Equity Fund Institutional Class shares	4.00%
S&P 500® Total Return Index (b)	8.73%

(a) The Della Parola Risk Optimized Equity Fund (the “Fund”) commenced operations on April 19, 2017. Aggregate total return, not annualized.

(b) The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 877-244-6235.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Della Parola Risk Optimized Equity Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated February 6, 2017 for the Fund were as follows:

Della Parola Risk Optimized Equity Fund Class A Shares, gross of fee waivers or expense reimbursements	2.92%
Della Parola Risk Optimized Equity Fund Class A Shares, after fee waivers or expense reimbursements	1.60%
Della Parola Risk Optimized Equity Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	2.67%
Della Parola Risk Optimized Equity Fund Institutional Class Shares, after fee waivers or expense reimbursements	1.35%

Della Parola Capital Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.35% through at least April 30, 2018. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver or current operating expenses which is lower. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the period from April 19, 2017 (commencement of operations) through September 30, 2017 were 3.34% and 3.09% for the Fund’s Class A shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the period from April 19, 2017 (commencement of operations) through September 30, 2017.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT

Portfolio Update (continued)

September 30, 2017 (Unaudited)

The Fund’s principal investment objective is long-term growth of capital. The Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. As of September 30, 2017, the market capitalization range of the S&P 500 Index was $2.5 billion to $800 billion. The Fund may invest across different industries and sectors. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

Sector Allocation of Portfolio Holdings (% of Net Assets)*
Communications	11.98%
Consumer, Cyclical	19.62%
Consumer, Non-cyclical	45.98%
Industrials	1.68%
Technology	15.17%
Cash, Cash Equivalents, & Other Net Assets	5.57%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*
Coca-Cola Co.	2.95%
Kraft Heinz Co.	2.95%
PepsiCo, Inc.	2.95%
Walgreens Boots Alliance, Inc.	2.95%
Dr. Pepper Snapple Group, Inc.	2.95%
Constellation Brands, Inc. - Class A	2.94%
Philip Morris International, Inc.	2.93%
General Mills, Inc.	2.93%
Medtronic PLC	1.74%
Humana, Inc.	1.70%

* The percentages in the above tables are based on the portfolio holdings of the Fund as of September 30, 2017 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedule of Investments.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT
Disclosure of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the Period Since Inception from 04/19/17 through 09/30/17

	Beginning Account Value (04/19/2017)	Annualized Expense Ratio for the Period	Ending Account Value (09/30/2017)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Class A Shares (+3.90%)	$1,000.00	1.60%	$1,039.00	$7.11	(a)
Institutional Class Shares (+4.00%)	$1,000.00	1.35%	$1,040.00	$6.00	(a)

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 159/365 to reflect the period from April 19, 2017 (commencement of operations) through September 30, 2017.

Expenses and Value of a $1,000 Investment for the Period from 04/01/17 through 09/30/17

	Beginning Account Value (04/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (09/30/2017)	Expenses Paid During Period
Hypothetical 5% Fund Return
Class A Shares	$1,000.00	1.60%	$1,017.00	$8.09	(b)
Institutional Class Shares	$1,000.00	1.35%	$1,018.30	$6.83	(b)

(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

DELLA PAROLA RISK OPTIMIZED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 94.43%	Shares	Fair Value

Agriculture - 2.94%
Philip Morris International, Inc.	1,744	$193,601

Apparel - 2.78%
Hanesbrands, Inc.	3,689	91,705
Ralph Lauren Corp.	1,029	91,622
		183,327
Beverages - 11.79%
Coca-Cola Co.	4,324	194,736
Constellation Brands, Inc. - Class A	972	193,865
Dr Pepper Snapple Group, Inc.	2,196	194,280
PepsiCo, Inc.	1,746	194,557
		777,438
Biotechnology - 6.74%
Biogen, Inc. (a)	355	111,158
Gilead Sciences, Inc.	1,374	111,322
Illumina, Inc. (a)	559	111,187
Regeneron Pharmaceuticals, Inc. (a)	248	110,738
		444,405
Commercial Services - 3.37%
Gartner, Inc. (a)	891	111,170
Global Payments, Inc.	1,170	111,156
		222,326
Computers - 3.38%
Apple, Inc.	723	111,429
CSRA, Inc.	3,457	111,471
		222,900
Electronics - 1.68%
Waters Corp. (a)	618	111,017

Food - 5.88%
General Mills, Inc.	3,739	193,531
Kraft Heinz Co.	2,503	194,608
		388,139
Healthcare - Products - 10.20
Becton Dickinson and Co.	569	111,401
Cooper Cos., Inc.	471	111,679
CR Bard, Inc.	347	111,250
Hologic, Inc. (a)	3,012	111,595
Medtronic PLC	1,426	114,964
Varian Medical Systems, Inc. (a)	1,119	111,967
		672,856
Healthcare - Services - 3.38%
Humana, Inc.	460	112,070
Laboratory Corp. of America Holdings (a)	735	111,169
		223,239
Internet - 6.11%
Amazon.com, Inc. (a)	95	91,328
eBay, Inc. (a)	2,891	111,320
Facebook, Inc. - Class A (a)	648	110,724
Priceline Group, Inc. (a)	49	89,775
		403,147
Leisure Time - 1.39%
Carnival Corp.	1,419	91,607

DELLA PAROLA RISK OPTIMIZED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 94.43% (continued)	Shares	Fair Value

Lodging - 1.39%
MGM Resorts International	2,807	91,775

Media - 4.17%
CBS Corp. - Class B	1,578	91,561
Comcast Corp. - Class A	2,394	91,666
DISH Network Corp. - Class A (a)	1,692	91,860
		275,087
Pharmaceuticals - 1.69%
Zoetis, Inc.	1,750	111,205

Retail - 12.66%
Foot Locker, Inc.	2,614	91,681
McDonald’s Corp.	584	91,501
PVH Corp.	725	91,658
Tapestry, Inc.	2,263	91,154
Tiffany & Co.	995	91,655
Ulta Beauty, Inc. (a)	404	91,480
Walgreens Boots Alliance, Inc.	2,535	194,484
Yum! Brands, Inc.	1,240	91,618
		835,231
Semiconductors - 5.05%
Broadcom Ltd.	455	110,888
Qorvo, Inc. (a)	1,569	111,146
Skyworks Solutions, Inc.	1,092	111,275
		333,309
Software - 6.74%
Activision Blizzard, Inc.	1,718	111,182
Autodesk, Inc. (a)	988	110,913
CA, Inc.	3,338	111,422
Electronic Arts, Inc. (a)	946	111,219
		444,736
Telecommunications - 1.70%
Motorola Solutions, Inc.	1,317	111,774

Toys, Games & Hobbies - 1.39%
Mattel, Inc.	5,940	91,918

TOTAL COMMON STOCK (Cost $6,226,130)		6,229,037

SHORT-TERM INVESTMENTS - 0.25%
Federated Government Obligations Fund - Institutional Class, 0.89% (b)	16,384	16,384
TOTAL SHORT-TERM INVESTMENTS (Cost $16,384)		16,384

TOTAL INVESTMENTS (Cost $6,242,514) – 94.68%		$6,245,421

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.32%		350,914

NET ASSETS - 100%		$6,596,335

(a) Non-income producing security.

(c) Rate shown represents the 7-day effective yield at September 30, 2017, is subject to change and resets daily.

PLC - Public Limited Company.

The accompanying notes are an integral part of these financial statements.

DELLA PAROLA RISK OPTIMIZED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

FUTURES CONTRACTS PURCHASED

	Number of	Expiration	Value at	Value at	Unrealized
Description	Contracts [1]	Date	Trade Date	September 30, 2017	Depreciation

CBOE SPX Volatility Index Futures	16	October 2017	$231,238	$186,800	$(44,438)

TOTAL FUTURES CONTRACTS			$231,238	$186,800	$(44,438)

1 Each futures contract is equivalent to 1,000 units of the underlying index. All futures are non-income producing.

The accompanying notes are an integral part of these financial statements.

Della Parola Risk Optimized Equity Fund

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

Della Parola
Risk Optimized
Equity Fund
Assets:
Investments, at value	$6,245,421
Deposits at broker for futures contracts	189,062
Due from adviser	7,527
Receivables:
Interest	16
Dividends	8,756
Investments sold	6,382,759
Prepaid expenses	3,653
Total assets	12,837,194

Liabilities:
Payables:
Investment securities purchased	6,226,129
Variation margin	4,000
Accrued distribution (12b-1) fees	947
Due to administrator	3,975
Accrued Trustee fees	1,286
Accrued expenses	4,522
Total liabilities	6,240,859
Net Assets	$6,596,335

Sources of Net Assets:
Paid-in capital	$6,316,200
Undistributed accumulated net realized gain on investments and futures contracts	311,160
Undistributed accumulated net investment income	10,506
Net unrealized depreciation on investments and futures contracts	(41,531)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$6,596,335

Total Investments, at cost	$6,242,514

Class A Shares:
Net assets	$969,572
Shares Outstanding (Unlimited shares of beneficial interest authorized)	93,347
Net Asset Value and Redemption Price Per Share	$10.39

Maximum Offering Price Per Share (a)	$10.66

Institutional Class Shares:
Net assets	$5,626,763
Shares Outstanding (Unlimited shares of beneficial interest authorized)	541,069
Net Asset Value, Offering and Redemption Price Per Share	$10.40

(a) A maximum sales charge of 2.50% is imposed on Class A shares.

The accompanying notes are an integral part of these financial statements.

Della Parola Risk Optimized Equity Fund

Statement of Operations

September 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

Della Parola
Risk Optimized
Equity Fund

For the
Period Ended
September 30, 2017 (a)
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $0)	$46,605
Interest	595
Total investment income	47,200

Expenses:
Management fees (Note 6)	26,480
Distribution (12b-1) fees - Investor Class	947
Accounting and transfer agent fees and expenses	21,430
Audit fees	6,529
Legal fees	11,183
Trustee fees and expenses	6,148
Custodian fees	2,832
Pricing fees	2,396
Miscellaneous	4,935
Reports to shareholders	87
Insurance	100
Total expenses	83,067
Less: fees waived and expenses absorbed	(46,373)
Net expenses	36,694

Net investment income	10,506

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	323,229
Futures contracts	(22,537)
Options written	10,468
Net realized gain on investments, futures contracts and options written	311,160

Net change in unrealized appreciation (depreciation) on:
Investments	2,907
Futures contracts	(44,438)
Net change in unrealized depreciation on investments and futures contracts	(41,531)

Net gain on investments on investments, futures contracts and options written	269,629

Net increase in net assets resulting from operations	$280,135

(a) The Della Parola Risk Optimized Equity Fund commenced operations on April 19, 2017.

The accompanying notes are an integral part of these financial statements.

Della Parola Risk Optimized Equity Fund

Statement of Changes in Net Assets

September 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

Della Parola
Risk Optimized
Equity Fund

For the
Period Ended
September 30, 2017 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$10,506
Net realized gain on investments, futures contracts and options written	311,160
Net change in unrealized depreciation on investments and futures contracts	(41,531)
Net increase in net assets resulting from operations	280,135

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	6,316,200

Increase in net assets	6,596,335

Net Assets:
Beginning of period	—

End of period	$6,596,335
Undistributed accumulated net investment income	$10,506

(a) The Della Parola Risk Optimized Equity Fund commenced operations on April 19, 2017.

The accompanying notes are an integral part of these financial statements.

Della Parola Risk Optimized Equity Fund

Financial Highlights

September 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Della Parola Risk Optimized Equity Fund
	Class A		Institutional Class
	For the		For the
	Period Ended		Period Ended
	September 30, 2017 (a)		September 30, 2017 (a)
	(Unaudited)		(Unaudited)

Net change in unrealized appreciation on investments	$10.00		$10.00

Investment Operations:
Net investment income	0.01		0.02
Net realized and unrealized gain on investments	0.38		0.38
Total from investment operations	0.39		0.40

Net Asset Value, End of Period	$10.39		$10.40

Total Return (b)	3.90%	(c)	4.00%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$970		$5,627

Ratio of expenses to average net assets (e):
Before fees waived and expenses absorbed	3.34%	(d)	3.09%	(d)
After fees waived and expenses absorbed	1.60%	(d)	1.35%	(d)

Ratio of net investment income (loss) (e):
Before fees waived and expenses absorbed	(1.56)%	(d)	(1.31)%	(d)
After fees waived and expenses absorbed	0.19%	(d)	0.44%	(d)

Portfolio turnover rate	268%	(c)	268%	(c)

(a)  The Della Parola Risk Optimized Equity Fund commenced operations on April 19, 2017.

(b)  Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)  Not annualized.

(d)  Annualized.

(e)  Ratios are for the period from April 25, 2017, the date of initial expense accruals, through September 30, 2017.

The accompanying notes are an integral part of these financial statements.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements

September 30, 2017 (Unaudited)

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Della Parola Risk Optimized Equity Fund (the “Fund”) is a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is long-term growth of capital. The Fund is a non-diversified Fund. As a non-diversified Fund, they may invest a significant portion of their assets in a small number of companies. The Fund’s investment adviser is Della Parola Capital Management, LLC (the “Adviser”).

The Fund offers two classes of shares, Class A Shares and Institutional Class Shares. The Fund’s Class A Shares and Institutional Class Shares commenced operations on April 19, 2017. Each class differs as to sales charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class on the basis of the net asset value of each class in relation to the net asset value of the Fund.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)            Hedging – The Fund may engage in an ongoing hedging strategy. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Fund may enter into these transactions: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, (c) to manage the duration of a portfolio’s fixed income investments, or (d) to enhance returns.

Hedging activity in the Fund may involve the use of derivatives including, but not limited to entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures. The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer.

c)            Derivative Instruments – The Fund may (but is not required to) use a variety of derivative instruments (including both long and short positions) in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets.

d)            Futures Contracts – A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

e)            Securities Index Futures Contracts – Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements

September 30, 2017 (Unaudited)

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)             Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

g)            Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Fund recognizes tax benefits of certain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax positions and has concluded that as of and during the period from April 19, 2017 (commencement of operations) through September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period from April 19, 2017 (commencement of operations) through September 30, 2017, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

h)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the period from April 19, 2017 (commencement of operations) through September 30, 2017.

i)             Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust may be allocated equally across all funds in the Trust, or to the individual funds based on each fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular fund are allocated entirely to that fund.

j)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k)            Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.            INVESTMENT VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT

Notes to the Financial Statements

September 30, 2017 (Unaudited)

2.            INVESTMENT VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including futures and options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT
Notes to the Financial Statements
September 30, 2017 (Unaudited)

2.          INVESTMENT VALUATIONS (continued)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2017:

Financial and Derivative Instruments - Assets

Categories (a)	Level 1	Level 2	Level 3	Total
Common Stock (b)	$6,229,037	—	—	$6,229,037
Short-Term Investments	16,384			16.384
Total Assets	$6,245,421	—	—	$6,245,421
Financial and Derivative Instruments - Liabilities
Categories (a):
Futures Contracts (b)	$44,438	—	—	$44,438
Total Investments in Securities	$44,438	—	—	$44,438

(a)          As of and during the period from April 19, 2017 (commencement of operations) through September 30, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)          All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

(c)          Futures contracts are recorded in the financial statements at the unrealized gain or loss on the investment.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the period from April 19, 2017 (commencement of operations) through September 30, 2017.

3.          DERIVATIVES TRANSACTIONS

Transactions in options written during the period from April 19, 2017 through September 30, 2017 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	—	$—
Options written	809	31,484
Options covered	(58)	(1,775)
Options exercised	(234)	(19,241)
Options expired	(517)	(10,468)
Options outstanding at end of period	—	$—

* One option contract is equivalent to one hundred shares of the underlying common stock.

As of September 30, 2017, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Liabilities	Location	Equity Contracts	Total
Futures Contracts Purchased	Variation Margin Payable	$4,000	$4,000
Total Liabilities		$4,000	$4,000

* Only current day’s variation margin is reported within the Statement of Assets and Liabilities. Please see the Schedule of Investments for cumulative appreciation (depreciation) of futures contracts.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT
Notes to the Financial Statements
September 30, 2017 (Unaudited)

3.          DERIVATIVES TRANSACTIONS (continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the period from April 19, 2017 (commencement of operations) through September 30, 2017, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Futures contracts	Futures contracts purchased	$(44,438)	$(44,438)
		$(44,438)	$(44,438)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options written	Options written	$10,468	$10,468
Futures contracts	Futures contracts purchased	(22,537)	(22,537)
		$(12,069)	$(12,069)

All open derivative positions at September 30, 2017 are reflected on the Fund’s Schedule of Investments. The notional amount of open derivative positions relative to the Fund’s net assets at September 30, 2017 is generally representative of the notional amount of open positions to net assets throughout the period. There were 55 futures contracts purchased during the period.

The following tables present the Fund’s liability derivatives available for offset under a master netting arrangement as of September 30, 2017.

Liabilities:	Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged	Cash Collateral Pledged		Net Amount of Liabilities
Futures contracts
purchased	$44,438	(1)	$—	$44,438	(1)	$—	$44,438	(2)	$—
Total
	$44,438	(1)	$—	$44,438	(1)	$—	$44,438	(2)	$—

(1) Futures contracts sold at value as presented in the Schedule of Investments.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

4.         CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund during the period from April 19, 2017 (commencement of operations) through September 30, 2017 were as follows:

	Sold	Redeemed	Reinvested*	Net Increase
Class A Shares
Shares	95,111	(1,764)	—	93,347
Value	$946,656	$(17,415	$—	$929,241
Institutional Class Shares
Shares	567,512	(26,443)	—	541,069
Value	$5,656,413	$(269,454)	$—	$5,386,959

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT
Notes to the Financial Statements
September 30, 2017 (Unaudited)

5.          INVESTMENT TRANSACTIONS

For the period from April 19, 2017 (commencement of operations) through September 30, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Purchases	Sales
$ 21,720,293	$ 15,798,151

There were no government securities purchased or sold during the period.

6.         ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of the Fund’s net assets as follows:

Management Fee Rate	Management Fees Accrued
1.00%	$ 26,480

The Adviser and the Fund has entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions other expenditures that are capitalized in accordance with GAAP, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of the Fund through April 30, 2018:

Expense Limitation	Management Fees Waived	Expenses Reimbursed
1.35%	$ 26,480	$ 19,893

The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval.

If, at any time, the annualized expenses of Fund are less than the annualized expense limitation ratios, the Fund would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Fund, and (b) can be repaid without causing the expenses of Fund to exceed the annualized expense limitation ratios.

At September 30, 2017, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Fund that may be recouped no later than the dates stated below are as follows:

March 31, 2021	Totals
$ 46,373	$ 46,373

The Fund has entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio investments; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the period from April 19, 2017 (commencement of operations) through September 30, 2017, the Funds accrued fees of $21,430 pursuant to the Services Agreement.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT
Notes to the Financial Statements
September 30, 2017 (Unaudited)

6.          ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Certain officers and an Interested Trustee of the Funds are also employees or officers of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Class A shares. Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Fund’s shares, or for other expenses associated with distributing the Fund’s shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the period from April 19, 2017 (commencement of operations) through September 30, 2017, the Fund accrued 12b-1 expenses of $947 attributable to Class A shares.

7.          TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2017 were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 6,242,514	$ 7,372	$ (4,465)	$ 2,907

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to mark-to-market on 1256 contracts.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year and will be provided at the end of the current fiscal period ending September 30, 2017.

As of September 30, 2017, the Fund had no capital loss carryforwards for federal income tax purposes.

There were no distributions paid by the Fund during the period from April 19, 2017 (commencement of operations) through September 30, 2017.

8.          BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2017, Interactive Brokers, LLC (“Interactive”) held, for the benefit of its customers, 100% of the Fund. As a result, Interactive may be deemed to control the Fund. It is not known whether Interactive or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

9.         COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT
Notes to the Financial Statements
September 30, 2017 (Unaudited)

10.       SUBSEQUENT EVENTS

Effective November 20, 2017, the Fund was liquidated and is no longer being offered for sale.

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT
Additional Information
September 30, 2017 (Unaudited)

1.          PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

2.          PORTFOLIO HOLDINGS

The Fund file its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

3.          SHAREHOLDER TAX INFORMATION

The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the period from April 19, 2017 (commencement of operations) through September 30, 2017.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

4.          TRUSTEES AND OFFICERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 877-244-6235.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 per Fund each year plus $200 per Fund per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$ 575	None	None	$ 575
Steve Poppen	575	None	None	575
Tobias Caldwell	575	None	None	575
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers three (3) series of shares.

2 Figures are for the period from April 19, 2017 (commencement of operations) through September 30, 2017.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT

Approval of the Initial Advisory Agreement for the Della Parola Risk Optimized Equity Fund

At a meeting held on January 11, 2017 (the “Meeting”), the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Della Parola Capital Management, LLC (“Della Parola” or the “Adviser”) in regard to the Della Parola Risk Optimized Equity Fund (the “Della Parola Fund”).

Legal Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement between the Trust and the Adviser with respect to the Della Parola Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Della Parola Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Della Parola Fund; (iv) the extent to which economies of scale would be realized if the Della Parola Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Della Parola Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Della Fund, including information presented to the Board in Della Parola’s presentation earlier in the Meeting such as information regarding the expense limitation agreement and the manner in which the Della Parola Fund would be managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Della Parola Fund and its shareholders; (ii) assessments of the investment performance of any other clients of Della Parola that utilize investment strategies similar to those that would be utilized by the Della Parola Fund; (iii) a presentation by Della Parola’s management addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Della Parola Fund; (iv) disclosure information contained in the preliminary prospectus and statement of additional information of the Della Parola Fund and the Form ADV of Della Parola; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Della Parola, including financial information, a description of personnel and the services to be provided to the Della Parola Fund, information on investment advice, performance, summaries of anticipated expenses for the Della Parola Fund, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Della Parola Fund; (iii) the anticipated effect of size on the Della Parola Fund’s expenses; and (iv) benefits to be realized by Della Parola from its relationship with the Trust and the Della Parola Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(1)   The nature, extent, and quality of the services to be provided by Della Parola.

In this regard, the Board considered the responsibilities Della Parola would have under the Advisory Agreement. The Board reviewed the services to be provided by Della Parola to the Della Parola Fund including, without limitation: Della Parola’s procedures for formulating investment recommendations and assuring compliance with the Della Parola Fund’s investment objectives and limitations; its coordination of services for the Della Parola Fund among the Della Parola Fund’s service providers; and the anticipated efforts to promote the Della Parola Fund, grow assets and assist in the distribution of Della Parola Fund shares. The Board considered: Della Parola’s staffing, personnel and methods of operating; the education and experience of Della Parola’s personnel; and Della Parola’s compliance program, policies and procedures. After reviewing the foregoing and further information from Della Parola, the Board concluded that the quality, extent and nature of the services to be provided by Della Parola was satisfactory and adequate for the Della Parola Fund.

(2)   Investment Performance of the Della Parola Fund and Della Parola.

The Board noted that the Della Parola Fund had not commenced operations and thus did not have investment performance information to review. The Board also noted that Della Parola manages the strategy for separate accounts in a manner that is similar to the way in which the Della Parola Fund is to be managed, and it noted the performance of the composite had generally been very favorable relative to a comparison to the S&P 500® Index for the various periods considered. The Board determined that performance of Della Parola was satisfactory.

Della Parola Risk Optimized Equity Fund	SEMI-ANNUAL REPORT

Approval of the Initial Advisory Agreement for the Della Parola Risk Optimized Equity Fund (continued)

(3)   The costs of the services to be provided and profits to be realized by Della Parola from the relationship with the Della Parola Fund.

In considering the costs of the services to be provided and profits to be realized by Della Parola from the relationship with the Della Parola Fund, the Trustees considered Della Parola’s staffing, personnel and methods of operating; the financial condition of Della Parola and the level of commitment to the Della Parola Fund by Della Parola and its principals including a letter of support from its principal; the expected asset levels of the Della Parola Fund; and the projected overall expenses of the Della Parola Fund. The Trustees considered financial information on Della Parola and discussed the financial stability and productivity of the firm, as well as that of its affiliates. The Trustees considered the proposed fees and expenses of the Della Parola Fund (including the management fees) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its expected size, among other factors. The Trustees noted that the proposed management fee was above the average of the expected peer group for the Della Parola Fund and tended to be toward the higher end of the group. The Trustees noted that the proposed advisory fee was below that generally assessed to accounts represented in a composite of accounts provided by Della Parola for comparative purposes. The Trustees also noted the proposed expense limitation agreement to be put into place for the Della Parola Fund. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Della Parola by the Della Parola Fund were fair and reasonable in light of the surrounding circumstances.

(4)   The extent to which economies of scale would be realized as the Della Parola Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Della Parola Fund’s investors.

The Board next considered the Della Parola Fund’s fee arrangements with Della Parola. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Della Parola Fund would benefit from the proposed expense limitation arrangement for the Della Parola Fund. The Trustees also noted that the Della Parola Fund would benefit from economies of scale under its agreements with some of its service providers other than Della Parola, which they noted was, in part, a function of Della Parola’s initiatives. Following further discussion of the Della Parola Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the Della Parola Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the proposed expense limitation arrangement provided potential savings or protection for the benefit of the Della Parola Fund’s investors.

(5)   Possible conflicts of interest and benefits derived by Della Parola.

In considering Della Parola’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Della Parola Fund; the policies of Della Parola with respect to the utilization of soft dollars; the basis of decisions to buy or sell securities for the Della Parola Fund; and the substance and administration of Della Parola’s code of ethics. Based on the foregoing, the Board determined that Della Parola’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Della Parola noted no expected benefits, other than receipt of advisory fees and the benefits associated with using soft dollars.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Della Parola Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Della Parola Fund.

M3SIXTY FUNDS TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Della Parola Capital Management, LLC

215 West Oak Dr.

Fort Collins, CO 80521

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: December 8, 2017